Fees and Expenses	Jan. 27, 2026 USD ($)
Absolute Capital Asset Allocator Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading How to Purchase Shares on page 22 of this Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%
Other Expenses	0.51%	0.51%	0.51%
Acquired Fund Fees and Expenses(1)	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.82%	1.57%	2.57%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$749	$1,115	$1,504	$2,589
Institutional	$160	$496	$855	$1,867
Investor	$260	$799	$1,365	$2,905

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	78.00%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
The Teberg Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	No-Load Class	Investor Class
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None	None
Redemption Fee (as a % of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.47%	0.45%
Acquired Fund Fees and Expenses(1)	0.19%	0.19%
Total Annual Fund Operating Expenses	2.16%	2.89%
Fee Waiver and Expense Reimbursement(2)	(0.13)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver & Reimbursements	2.03%	2.89%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)	The Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”) contractually agreed to waive its fees and reimburse expenses of the Fund through February 1, 2027, so that the Total Annual Fund Operating Expenses After Fee Waiver & Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) fees and expenses associated with investment in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.84% and 2.79% of average daily net assets attributable to No-Load Class and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser. .

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
No-Load Class	$206	$664	$1,147	$2,483
Investor Class	$292	$895	$1,523	$3,214

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 180% of the average value of its portfolio.

Portfolio Turnover, Rate	180.00%
Absolute Capital Defender Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading How to Purchase Shares on page 22 of the Fund’s Prospectus.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%
Other Expenses	0.85%	0.85%	0.86%
Acquired Fund Fees and Expenses(1)	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	2.17%	1.92%	2.93%
Fee Waiver(2)	(0.06)%	(0.06)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	2.11%	1.86%	2.86%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2)	The Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), contractually agreed to waive its fees and reimburse expenses of the Fund, until February 1, 2027, so that the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 2.04%, 1.79% and 2.79% of average daily net assets attributable to Class A, Institutional Class and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$777	$1,210	$1,667	$2,930
Institutional	$189	$597	$1,031	$2,238
Investor	$289	$900	$1,537	$3,247

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	78.00%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000